Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions	Related-Party and Party-in-Interest Transactions
The Plan engages in certain transactions involving the Company, BNY, and affiliates of Fidelity, which are parties-in-interest under the provisions of ERISA. These transactions involve the purchase and sale of the Company’s common stock, the payment of trustee fees to BNY, a BNY managed short-term investment, a mutual fund managed by an affiliate of BNY, and investments in mutual funds and a self-directed brokerage feature managed by affiliates of Fidelity.

At December 31, 2025 and 2024, the Plan held approximately 3.8 million and 4.2 million shares, respectively, of HP Inc. common stock with a fair value of approximately $84.3 million and $137.0 million, respectively. During 2025, the Plan purchased approximately $5.6 million and sold approximately $14.2 million of HP Inc. common stock, and recorded dividend income of approximately $4.7 million.

The Vanguard Group held approximately 14% and 13% of HP outstanding shares of common stock as of December 31, 2025 and 2024, respectively, and is considered a related party to the Plan. As of December 31, 2025 and 2024, the Plan held approximately $416.6 million and $400.8 million of the Vanguard Federal Money Market Fund and $24.2 million and $19.5 million in Vanguard funds held within the self-directed brokerage accounts, respectively.

Blackrock Inc. held approximately 12% and 11% of HP outstanding shares of common stock as of December 31, 2025 and 2024, respectively, and is considered a related party to the Plan. As of December 31, 2025 and 2024, the Plan held approximately $3.2 billion and $3.0 billion of Blackrock common collective trust funds and $1.0 million and $2.9 million of Blackrock funds held within the self-directed brokerage accounts, respectively.

While the trustee and recordkeeping fees paid to BNY and affiliates of Fidelity are considered party-in-interest transactions to the Plan, these transactions are covered by an exemption from the prohibited transaction provisions of ERISA and the Code. Trustee and recordkeeping fees paid to BNY and Fidelity, respectively, were not significant for the year ended December 31, 2025. As of December 31, 2025 and 2024, through the self-directed brokerage feature, the Plan held investments issued by affiliates of Fidelity totaling $360.5 million and $314.8 million, respectively.